Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Leases [Abstract]
Operating lease cost	$ 26,026	$ 23,803
Finance lease costs:
Amortization of right-of-use assets	98	67
Interest on lease liabilities	136	137
Total finance lease costs	234	204
Variable lease costs	6,999	6,074
Sublease income	(4,853)	(3,499)
Total lease costs	$ 28,406	$ 26,582